Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 30, 2024
C000251148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes MDT Large Cap Core ETF at NAV
Account Value		$ 11,373.75	$ 11,373.75	$ 11,651.74	$ 11,127.53	$ 11,478.41	$ 10,717.41	$ 10,661.92	$ 10,467.71	$ 10,107.03
Average Annual Return, Percent	[1]	13.74%
C000251149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes MDT Large Cap Growth ETF at NAV
Account Value		$ 11,455.42	$ 11,455.42	11,964.96	11,544.64	11,647.62	10,880.9	10,880.9	10,607.66	10,236.53	$ 10,000
Average Annual Return, Percent	[2]	14.55%
C000251150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes MDT Large Cap Value ETF at NAV
Account Value		$ 11,235.09	$ 11,235.09	11,195.65	10,698.77	11,428.01	10,660.9	10,629.42	10,444.53	10,031.47	10,000
Average Annual Return, Percent	[3]	12.35%
C000251151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes MDT Small Cap Core ETF at NAV
Account Value		$ 10,004.44	$ 10,004.44	10,615.91	10,296.37	11,071.29	10,122.1	10,248.13	10,082.71	10,074.84	10,000
Average Annual Return, Percent	[4]	0.05%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value		$ 10,988.2711899999	$ 10,988.2711899999	11,202.96481	10,860.13005	11,202.53902	10,503.78423	10,581.49046	10,367.03893	10,146.17	10,000
Average Annual Return, Percent	[4]	9.88%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Account Value		$ 11,055.98726	$ 11,055.98726	11,252.81131	10,905.66544	11,218.43195	10,539.88472	10,614.04719	10,391.85071	10,151.232
Average Annual Return, Percent	[1]	10.56%
Morningstar Large Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Blend Funds Average
Account Value		$ 10,868.06492	$ 10,868.06492	11,043.79489	10,685.41153	11,046.0336	10,424.10639	10,538.54125	10,349.95472	10,130.001
Average Annual Return, Percent	[1]	8.68%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value		$ 9,716.651051	$ 9,716.651051	10,265.76042	10,003.47725	10,903.99097	9,826.124114	9,970.129676	9,900.932062	10,051.074	10,000
Average Annual Return, Percent	[4]	(2.83%)
Morningstar Small Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Blend Funds Average
Account Value		$ 9,802.818621	$ 9,802.818621	10,314.7337	10,015.15925	10,821.81402	9,842.833947	10,022.47478	9,961.384597	10,058.343	10,000
Average Annual Return, Percent	[4]	(1.86%)
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Account Value		$ 11,347.95422	$ 11,347.95422	11,770.84294	11,542.52827	11,441.53158	10,744.63055	10,780.30473	10,483.30739	10,269.417	10,000
Average Annual Return, Percent	[2]	13.48%
Morningstar Large Growth Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Growth Funds
Account Value		$ 11,222.44237	$ 11,222.44237	11,654.41682	11,278.85137	11,431.45096	10,660.49464	10,716.88583	10,467.71751	10,229.746	10,000
Average Annual Return, Percent	[2]	11.80%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Account Value		$ 10,748.35883	$ 10,748.35883	10,704.89269	10,231.33631	10,982.45378	10,323.22502	10,438.10577	10,295.20929	10,026.255	10,000
Average Annual Return, Percent	[3]	7.48%
Morningstar Large Value Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Value Funds Average
Account Value		$ 10,688.32406	$ 10,688.32406	$ 10,631.39929	$ 10,228.52825	$ 10,864.48639	$ 10,289.98423	$ 10,387.93413	$ 10,265.37886	$ 10,039.022	$ 10,000
Average Annual Return, Percent	[3]	6.89%

[1]	Commenced operations on July 31, 2024.
[2]	Commenced operations on July 31, 2024.
[3]	Commenced operations on July 31, 2024.
[4]	Commenced operations on July 31, 2024.